Bank Loans - Summary of Group's Borrowings (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Secured Longterm Debt Current And Noncurrent [Abstract]
Secured short-term bank loans	¥ 260,980	$ 40,953	¥ 66,135
Secured long-term bank loans	5,216,005	818,505	4,122,898
Bank loan	¥ 5,476,985	$ 859,458	¥ 4,189,033